Related parties - Summary of key management personnel remuneration (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Related parties
Salary and bonus	₽ 13,339	₽ 35,292	₽ 27,287	₽ 61,582
Management incentive agreement	43,345	64,416	87,945	73,806
Pension contributions	1,426	11,043	4,076	14,537
Other social contributions	725	5,691	1,686	7,198
Total remuneration	₽ 58,835	₽ 116,442	₽ 120,994	₽ 157,123